Real Estate Properties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2012 sqft property State	Dec. 31, 2011 property	Dec. 31, 2012 Operations property	Dec. 31, 2012 Discontinued operations property	Dec. 31, 2012 Acquisition sqft	Dec. 31, 2012 Acquisition Office property	Dec. 31, 2012 Acquisition Office warehouse property property	Dec. 31, 2012 Acquisition Office and Office Warehouse Property State	Jun. 30, 2012 Everett, WA Acquisition Office sqft property	Jun. 30, 2012 Everett, WA Acquisition Office State of Washington and occupied by Department of Social and Health Services	Jun. 30, 2012 Albany, NY Acquisition Office sqft property	Jun. 30, 2012 Albany, NY Acquisition Office State of New York and occupied by Department of Agriculture	Jul. 31, 2012 Stockton, CA Acquisition Office sqft property	Jul. 31, 2012 Stockton, CA Acquisition Office U.S. Government and occupied by Department of Immigration and Customs Enforcement	Jul. 31, 2012 Atlanta, GA Acquisition Office sqft property	Jul. 31, 2012 Ellenwood, GA Acquisition Office warehouse property sqft property	Jul. 31, 2012 Jackson, MS Acquisition Office sqft property	Sep. 30, 2012 Boise, ID Acquisition Office sqft property	Sep. 30, 2012 Boise, ID Acquisition Office U.S. Government and occupied by the Natural Resource Center and the Department of Homeland Security	Sep. 30, 2012 Kansas City MO Acquisition Office sqft property	Sep. 30, 2012 Kansas City MO Acquisition Office U.S. Government and occupied by the Federal Bureau of Investigation	Nov. 30, 2012 Windsor Mill, MD Acquisition Office item sqft property	Nov. 30, 2012 Windsor Mill, MD Acquisition Office U.S. Government and occupied by the Centers for Medicare and Medicaid	Dec. 31, 2012 Florence, KY Acquisition Office sqft property	Dec. 31, 2012 Florence, KY Acquisition Office Maximum	Dec. 31, 2012 Florence, KY Acquisition Office Maximum Level 3 inputs	Dec. 31, 2012 Florence, KY Acquisition Office U.S. Government and the Internal Revenue Service	Feb. 28, 2013 Oklahoma City, OK Office Subsequent event	Jan. 31, 2013 Oklahoma City, OK Office Subsequent event sqft	Mar. 31, 2013 Tucson, AZ Office Subsequent event	Feb. 28, 2013 Tucson, AZ Office Subsequent event sqft	Mar. 31, 2013 Tucson, AZ Office Subsequent event	Dec. 31, 2012 Tucson, AZ Office Subsequent event	Dec. 31, 2012 Tucson, AZ Office Subsequent event	Jul. 31, 2012 Atlanta, GA and Jackson, MS Acquisition Office property
Jul. 31, 2012
Atlanta, GA, Jackson, MS and Ellenwood, GA properties
Acquisition
Office warehouse property
U.S. Government and occupied by the Department of Homeland Security, Immigration and Customs Enforcement, the Federal Bureau of Investigation and the National Archives and Records Administration
																																					Jul. 31, 2012 Atlanta, GA, Jackson, MS and Ellenwood, GA properties Acquisition Office and Office Warehouse Property sqft
Real estate properties
Number of properties owned	84		82	2
Number of states in which acquired properties located	32							9
Undepreciated carrying value of real estate properties, net of impairment losses	$ 1,522,954
Number of leases entered	48
Expenditures committed on leases	13,696
Committed but unspent tenant related obligations	9,538
Weighted average lease term	5 years 8 months 12 days
Future minimum lease payments related to properties excluding discontinued operations, scheduled to be received during the current terms of the existing leases
2013			198,866
2014			189,036
2015			169,926
2016			150,565
2017			131,225
Thereafter			339,292
Total future minimum lease payments			1,178,910
Number of properties acquired or agreed to be acquired	13	16				12	1		2		1		1		1	1	1	3		1		1		1											2
Square Feet	1,192,532				1,266,519				111,908		64,000		22,012		90,688	352,064	109,819	180,952		86,739		80,398		167,939					185,881		31,051						552,571
Purchase Price	213,974	444,050			213,974				20,425		8,525		8,251		23,666	33,020	31,314	40,150		15,700		14,450		18,473													88,000
Land					20,052				3,360		790		563		1,390	4,047	440	3,390		2,776		1,598		1,698
Buildings and Improvements					155,393				15,376		6,400		5,470		19,635	20,017	25,458	29,026		12,070		10,219		11,722
Acquired Leases					49,694				2,449		1,578		2,218		6,983	8,956	8,270	7,734		3,425		2,679		5,402
Acquired Lease Obligations					(11,165)				(760)		(243)				(4,342)		(2,854)			(2,571)		(46)		(349)
Other Assumed Liabilities					(348)															(75)				(273)
Additional purchase consideration entitled to be paid to the seller, based upon the property's 2013 real estate tax assessment																									1,800
Estimated fair value of additional consideration included in the purchase price																										273
Percentage of property leased										100.00%		100.00%		100.00%					100.00%		100.00%	100.00%	97.00%				100.00%									100.00%
Number of tenants																						2
Net book value of real estate to be sold	1,347,902	1,187,307																											7,992		2,092
Aggregate sale price of properties sold, excluding closing costs																												16,300				2,189
Gain (loss) on sale of properties																												8,198		(30)
Contract purchase price																																		2,200
Loss on impairment recognized	$ 494			$ 494																													$ 494